Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses

	December 31, 2011
	Domestic
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

	2010	2009
	(Dollars in Thousands)
Balance at December 31,	$95,393	$73,461

Losses charged to allowance	(35,240)	(38,539)
Recoveries credited to allowance	1,517	1,638

Net losses charged to allowance	(33,723)	(36,901)
Provision charged to operations	22,812	58,833

Balance at December 31,	$84,482	$95,393

Loans individually or collectively evaluated for impairment and related allowance, by loan class

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

	December 31, 2010
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$23,426	$8,138	$807,098	$13,908
Commercial real estate: other construction & land development	77,207	592	1,396,264	26,103
Commercial real estate: farmland & commercial	21,844	3,441	1,666,719	12,899
Commercial real estate: multifamily	473	—	96,318	53
Residential: first lien	2,015	—	531,440	10,059
Residential: junior lien	199	—	415,328	2,611
Consumer	29	—	126,018	6,241
Foreign	7	—	245,618	437

Total	$125,200	$12,171	$5,284,803	$72,311

Loans accounted on non-accrual basis, by loan class

	December 31,
	2011	2010
	(Dollars in Thousands)
Domestic
Commercial	$26,819	$22,614
Commercial real estate: other construction & land development	54,336	77,207
Commercial real estate: farmland & commercial	34,910	5,486
Commercial real estate: multifamily	411	473
Residential: first lien	1,848	2,015
Residential: junior lien	135	199
Consumer	46	29
Foreign	—	7

Total non-accrual loans	$118,505	$108,030

Impaired loans, by loan class

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$24,145	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	34,709	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	28,883	817
Residential: first lien	208	208	23	214	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$87,951	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,932	$3,942	$20
Commercial real estate: other construction & land development	26,011	26,112	27,722	128
Commercial real estate: farmland & commercial	13,595	15,394	16,271	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,220	2,230	27
Residential: junior lien	1,962	1,970	1,980	118
Consumer	1,334	1,338	1,729	—
Foreign	46	46	46	4

Total impaired loans with no related allowance	$48,936	$51,423	$54,359	$399

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$23,062	$23,071	$8,138	$23,096	$42
Commercial real estate: other construction & land development	10,603	10,645	592	10,622	—
Commercial real estate: farmland & commercial	17,841	17,878	3,441	18,475	860

Total impaired loans with related allowance	$51,506	$51,594	$12,171	$52,193	$902

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$364	$980	$993	$30
Commercial real estate: other construction & land development	66,604	66,755	68,608	2
Commercial real estate: farmland & commercial	4,003	5,606	5,594	—
Commercial real estate: multifamily	473	473	500	—
Residential: first lien	2,015	2,143	2,297	—
Residential: junior lien	199	226	228	—
Consumer	29	46	49	—
Foreign	7	7	19	—

Total impaired loans with no related allowance	$73,694	$76,236	$78,288	$32

2009
(Dollars in Thousands)
Balance of impaired loans where there is a related allowance for loan loss	$106,780
Balance of impaired loans where there is no related allowance for loan loss	11,494

Total impaired loans	$118,274

Allowance allocated to impaired loans	$30,555

Information regarding the aging of past due loans, by loan class

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

	December 31, 2010
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,734	$861	$23,239	$1,029	$27,834	$802,690	$830,524
Commercial real estate: other construction & land development	2,685	2,896	50,618	11,507	56,199	1,417,272	1,473,471
Commercial real estate: farmland & commercial	3,077	817	6,600	1,585	10,494	1,678,069	1,688,563
Commercial real estate: multifamily	73	185	473	—	731	96,060	96,791
Residential: first lien	4,884	3,436	5,136	3,472	13,456	519,999	533,455
Residential: junior lien	703	272	457	277	1,432	414,095	415,527
Consumer	1,518	587	1,505	1,477	3,610	122,437	126,047
Foreign	196	380	501	501	1,077	244,548	245,625

Total past due loans	$16,870	$9,434	$88,529	$19,848	$114,833	$5,295,170	$5,410,003

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305

		December 31, 2010
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$741,006	$14,015	$7,187	$44,890	$23,426
Commercial real estate: other construction & land development	1,100,430	117,058	53,770	125,006	77,207
Commercial real estate: farmland & commercial	1,521,243	42,353	29,936	73,187	21,844
Commercial real estate: multifamily	94,973	1,345	—	—	473
Residential: first lien	526,504	2,237	1,747	952	2,015
Residential: junior lien	415,021	—	—	307	199
Consumer	125,973	3	—	42	29
Foreign	234,979	10,108	—	531	7

Total	$4,760,129	$187,119	$92,640	$244,915	$125,200